Related Party Balances and Transactions - Due to related parties, current (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Balances and Transactions
Amounts due to related parties, current	¥ 625,903	$ 89,503	¥ 409,363
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party | Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties, current	¥ 552,480		¥ 272,563
Related party | Zhong'an Energy (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current	16,656
Related party | Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties, current	14,565		9,634
Related party | Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current	14,514		66,477
Related party | Tianjin Tengyi Information Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current	11,902		8,575
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current	11,271		29,658
Related party | Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current	3,688		17,409
Related party | Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties, current	484		71
Related party | VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties, current	¥ 343		1,932
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current			2,630
Related party | Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current			281
Related party | Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Balances and Transactions
Amounts due to related parties, current			¥ 133